OTHER INVESTMENTS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2011	Dec. 31, 2009	Dec. 31, 2006
Schedule of Cost-method Investments [Line Items]
Equity interest acquired (as a percent)						14.00%
Voting power (as a percent)						14.00%
Payments to acquire investment					$ 389,048
Dividend income from other investments	$ 44,827	$ 254,759	$ 128,611
Impairment loss on other investments	808,304
Eastlong Huatong [Member]
Schedule of Cost-method Investments [Line Items]
Equity interest acquired (as a percent)				20.00%
Payments to acquire investment				$ 157,423
Impairment loss on other investments	159,877
Shenzhen Mobile [Member]
Schedule of Cost-method Investments [Line Items]
Equity interest acquired (as a percent)						25.00%
Voting power (as a percent)						25.00%
Voting power held by a sole controlling shareholder (as a percent)						75.00%
Dividend income from other investments		$ 210,466
Impairment loss on other investments	$ 648,427